SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated July 1, 2016
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers for the Fund

Under the section titled "Fund Summary," under the sub-section entitled "International Equity Fund," under the heading entitled "Management," in the chart under the sub-heading entitled "Sub-Advisers and Portfolio Managers," the text relating to Tradewinds Global Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
NWQ Investment Management Company, LLC	Peter Boardman	Since 2016	Managing Director, Portfolio Manager and Equity Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "International Equity Fund," the text relating to Tradewinds Global Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

NWQ Investment Management Company, LLC: NWQ Investment Management Company, LLC (NWQ), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the International Equity Fund. Peter Boardman, Managing Director, Portfolio Manager and Equity Analyst manages the portion of the International Equity Fund allocated to NWQ. Prior to rejoining NWQ in 2016, Mr. Boardman was a Portfolio Manager and a consumer durables Analyst at Nuveen affiliate Tradewinds Global Investors. Prior to joining Tradewinds, Mr. Boardman was an international equity Analyst at NWQ for three years. Before that time, Mr. Boardman was a Senior Analyst with USAA Investment Management covering global automobiles, pharmaceuticals and semiconductors. Mr. Boardman spent eight years with UBS Warburg as a sell-side Analyst following the automobile and auto parts industries in North America, Japan and Asia. Prior to that, Mr. Boardman was with Credit Lyonnais (Japan) in charge of Japanese research of automobiles, machinery and consumer electronics. Mr. Boardman received his B.A. degree in Economics from Willamette University and M.S. in International Management from Garvin School of International Management (Thunderbird). Mr. Boardman has been highly ranked as an analyst in the surveys of Greenwich Associates, Institutional Investors magazine and by Nihon Keizai Shimbun (Nikkei) newspaper. Mr. Boardman is fluent in Japanese.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1046 (7/16)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated July 1, 2016
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Under the section titled "Fund Summary," under the heading entitled "Management," in the chart under the sub-heading entitled "Sub-Advisers and Portfolio Managers," the text relating to Tradewinds Global Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
NWQ Investment Management Company, LLC	Peter Boardman	Since 2016	Managing Director, Portfolio Manager and Equity Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "International Equity Fund," the text relating to Tradewinds Global Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

NWQ Investment Management Company, LLC: NWQ Investment Management Company, LLC (NWQ), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the International Equity Fund. Peter Boardman, Managing Director, Portfolio Manager and Equity Analyst manages the portion of the International Equity Fund allocated to NWQ. Prior to rejoining NWQ in 2016, Mr. Boardman was a Portfolio Manager and a consumer durables Analyst at Nuveen affiliate Tradewinds Global Investors. Prior to joining Tradewinds, Mr. Boardman was an international equity Analyst at NWQ for three years. Before that time, Mr. Boardman was a Senior Analyst with USAA Investment Management covering global automobiles, pharmaceuticals and semiconductors. Mr. Boardman spent eight years with UBS Warburg as a sell-side Analyst following the automobile and auto parts industries in North America, Japan and Asia. Prior to that, Mr. Boardman was with Credit Lyonnais (Japan) in charge of Japanese research of automobiles, machinery and consumer electronics. Mr. Boardman received his B.A. degree in Economics from Willamette University and M.S. in International Management from Garvin School of International Management (Thunderbird). Mr. Boardman has been highly ranked as an analyst in the surveys of Greenwich Associates, Institutional Investors magazine and by Nihon Keizai Shimbun (Nikkei) newspaper. Mr. Boardman is fluent in Japanese.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1047 (7/16)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated July 1, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Under the section titled "Fund Summary," under the sub-section entitled "International Equity Fund," under the heading entitled "Management," in the chart under the sub-heading entitled "Sub-Advisers and Portfolio Managers," the text relating to Tradewinds Global Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
NWQ Investment Management Company, LLC	Peter Boardman	Since 2016	Managing Director, Portfolio Manager and Equity Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "International Equity Fund," the text relating to Tradewinds Global Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

NWQ Investment Management Company, LLC: NWQ Investment Management Company, LLC (NWQ), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as a Sub-Adviser to the International Equity Fund. Peter Boardman, Managing Director, Portfolio Manager and Equity Analyst manages the portion of the International Equity Fund allocated to NWQ. Prior to rejoining NWQ in 2016, Mr. Boardman was a Portfolio Manager and a consumer durables Analyst at Nuveen affiliate Tradewinds Global Investors. Prior to joining Tradewinds, Mr. Boardman was an international equity Analyst at NWQ for three years. Before that time, Mr. Boardman was a Senior Analyst with USAA Investment Management covering global automobiles, pharmaceuticals and semiconductors. Mr. Boardman spent eight years with UBS Warburg as a sell-side Analyst following the automobile and auto parts industries in North America, Japan and Asia. Prior to that, Mr. Boardman was with Credit Lyonnais (Japan) in charge of Japanese research of automobiles, machinery and consumer electronics. Mr. Boardman received his B.A. degree in Economics from Willamette University and M.S. in International Management from Garvin School of International Management (Thunderbird). Mr. Boardman has been highly ranked as an analyst in the surveys of Greenwich Associates, Institutional Investors magazine and by Nihon Keizai Shimbun (Nikkei) newspaper. Mr. Boardman is fluent in Japanese.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1048 (7/16)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement dated July 1, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended on April 15, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the reference to "Tradewinds Global Investors, LLC" is hereby deleted and "NWQ Investment Management Company, LLC" is hereby added in the appropriate alphabetical order thereof.

Under the section titled "The Adviser and Sub-Advisers," under the heading entitled "The Sub-Advisers," the text relating to the Tradewinds Global Investors, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

NWQ INVESTMENT MANAGEMENT COMPANY, LLC—NWQ Investment Management Company, LLC ("NWQ") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. NWQ is a subsidiary of Nuveen Investments, Inc. ("Nuveen"). Nuveen is an indirect separate operating subsidiary of Teachers Insurance and Annuity Association of America, a leading financial services provider, and an operating division of TIAA Global Asset Management ("TGAM").

In addition, under the same section, under the heading entitled "Portfolio Management," the sub-heading entitled "Tradewinds" and the text thereunder is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

NWQ

Compensation. SIMC pays NWQ a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between NWQ and SIMC. NWQ pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended March 31, 2016.

NWQ offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's Executive Committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. NWQ annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals. In addition, Nuveen annually participates in the McLagan Compensation Survey, and regularly benchmarks employees' salaries, bonus, and total cash levels to ensure it remains competitive.

Available bonus pool compensation is primarily a function of the firm's overall annual profitability, and in the interest of employee and client interest alliance, NWQ's bonus pool will be augmented should the firm outperform its benchmarks on a 1, 2, and 3 year basis. Individual bonuses are based primarily on the following:

•  Overall performance of client portfolios

•  Objective review of stock recommendations and the quality of primary research

•  Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic

To further strengthen the incentive compensation package and to create an even stronger alignment to the long-term success of the firm, NWQ provides a number of other incentive opportunities through long-term employment contracts with certain senior executives, retention agreements, and an equity incentive plan with non-solicitation and non-compete provisions for participating employees. The equity incentive plan provides meaningful equity to employees, which is similar to restricted stock and vests over the next several years. Equity incentive plans allowing key employees of NWQ to participate in the firm's growth over time have been in place since Nuveen's acquisition of NWQ.

At NWQ, we believe that we are an employer of choice. Our analysts have a meaningful impact on the portfolio and, therefore, are compensated in a similar manner as portfolio managers at many other firms. Benefits besides compensation include a college tuition program for the children of all full-time employees whereby they are eligible for reimbursement of tuition and other mandatory fees among others.

Ownership of Fund Shares. As of March 31, 2016, Peter Boardman did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of March 31, 2016, in addition to the International Equity Fund, Peter Boardman was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Peter Boardman	2	$261.8	2	$121.3	5244	$1,464.3

No account listed above is subject to a performance-based advisory fee.

*  This total includes institutional separate accounts, managed accounts (i.e. wrap), RIA/dual contact accounts and Unified Managed Account assets.

Conflicts of Interest. Actual or perceived conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts, which are not intended to be an exhaustive list:

•  The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of the portfolio manager by utilizing investment models for the management of most investment strategies.

•  If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating limited opportunities across multiple accounts.

•  With respect to many of its clients' accounts, NWQ determines which broker to utilize when placing orders for execution, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate transactions for certain accounts that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of other accounts. NWQ seeks to minimize market impact by using its discretion in releasing orders in a manner that seeks to cause the least possible impact while keeping within the approximate price range of the discretionary block trade.

•  Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which the portfolio manager has day-to-day management responsibilities. NWQ periodically performs a comparative analysis of the performance between accounts with performance fees and those without performance fees.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1049 (7/16)